Post-Employment Benefits - Summary of Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - Present value of defined benefit obligation [member] kr in Millions	Dec. 31, 2024 SEK (kr)
Discount rate [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	kr 5.3
Impact of increase in DBO assumptions	(4.7)
Discount rate [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.2
Impact of increase in DBO assumptions	(0.2)
Discount rate [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.7
Impact of increase in DBO assumptions	(0.6)
Actuarial assumption of expected rates of inflation [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(4.7)
Impact of increase in DBO assumptions	5.3
Actuarial assumption of expected rates of inflation [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.0
Impact of increase in DBO assumptions	0.0
Actuarial assumption of expected rates of inflation [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(0.5)
Impact of increase in DBO assumptions	0.5
Actuarial assumption of expected rates of salary increases [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(1.4)
Impact of increase in DBO assumptions	1.5
Actuarial assumption of expected rates of salary increases [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.0
Impact of increase in DBO assumptions	0.0
Actuarial assumption of expected rates of salary increases [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.0
Impact of increase in DBO assumptions	0.0
Longevity [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(2.3)
Impact of increase in DBO assumptions	2.3
Longevity [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.0
Impact of increase in DBO assumptions	0.1
Longevity [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(0.2)
Impact of increase in DBO assumptions	kr 0.2